GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL
GOODWILL

NOTE 11 — GOODWILL

The changes in goodwill are as follows:

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2017	15,059,838	(5,589,822)	9,470,016
(+/-) Foreign exchange effect	242,510	(169,979)	72,531
(-) Impairment	—	(849,438)	(849,438)
(-) Transfer to assets held for sale	(801,967)	—	(801,967)
Balance as of December 31, 2017	14,500,381	(6,609,239)	7,891,142
(+/-) Foreign exchange effect	2,283,577	(1,062,329)	1,221,248
Balance as of December 31, 2018	16,783,958	(7,671,568)	9,112,390
(+/-) Foreign exchange effect	661,247	(304,326)	356,921
Balance as of December 31, 2019	17,445,205	(7,975,894)	9,469,311

The amounts of goodwill by segment are as follows:

	2019	2018	2017
Brazil	373,135	373,135	373,135
Special Steel	2,969,752	2,854,888	2,487,364
North America	6,126,424	5,884,367	5,030,643
	9,469,311	9,112,390	7,891,142